UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road
           Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      603,274
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Carrizo Oil & Gas                          Note 4.375%    144577AA1    5,543 6,000,000 PRN      DEFINED(1)             X      0    0
Apollo Group                               Common         37604105    22,036   429,135 SH       DEFINED(1)             X      0    0
Blue Coat System                           Common         09534T508      245    10,200 SH       DEFINED(1)             X      0    0
Charming Shoppes Inc.                      Common         161133103    6,863 1,949,688 SH       DEFINED(1)             X      0    0
Carrizo Oil & Gas                          Common         144577103   10,749   449,000 SH       DEFINED(1)             X      0    0
Market Vectors ETF                         Gold Miner ETF 5706U100     1,012    18,100 SH       DEFINED(1)             X      0    0
Geo Group Inc.                             Common         36159R103    1,724    73,838 SH       DEFINED(1)             X      0    0
Gilead Sciences Inc.                       Common         375558103   16,665   468,000 SH       DEFINED(1)             X      0    0
SPDR Gold Trust                            Common         78463V107    3,295    25,760 SH       DEFINED(1)             X      0    0
Harsco Ord Shs                             Common         415864107      275    11,201 SH       DEFINED(1)             X      0    0
Ingram Micro                               Common         457153104    9,984   592,171 SH       DEFINED(1)             X      0    0
Markel Ord Shs                             Common         570535104      786     2,280 SH       DEFINED(1)             X      0    0
Pan American Silver                        Common         697900108      431    14,200 SH       DEFINED(1)             X      0    0
Rehabcare Corp                             Common         759148109    9,930   491,100 SH       DEFINED(1)             X      0    0
ProShares UltraShort 20+ Year Treasury ETF Treasury       74347R297      938    30,000 SH       DEFINED(1)             X      0    0
                                           Shares ETF
Viacom                                     Common         92553P201   12,495   345,250 SH       DEFINED(1)             X      0    0
Atheros Communications                     Option         04743P108    1,318    50,000 SH  PUT  DEFINED(1)             X      0    0
CVS Caremark Corp.                         Option         126650100    7,868   250,000 SH  CALL DEFINED(1)             X      0    0
CVS Caremark Corp.                         Option         126650100    4,091   130,000 SH  CALL DEFINED(1)             X      0    0
Gilead Sciences Inc.                       Option         375558103    3,561   100,000 SH  CALL DEFINED(1)             X      0    0
SPDR Gold Trust                            Gold Shares    78463V107    3,070    24,000 SH  CALL DEFINED(1)             X      0    0
                                           ETF
Hartford Financial Services Group          Option         416515104    2,203    96,000 SH  PUT  DEFINED(1)             X      0    0
Hartford Financial Services Group          Option         416515104    1,515    66,000 SH  PUT  DEFINED(1)             X      0    0
Leap Wirless International                 Option         521863308    1,112    90,000 SH  PUT  DEFINED(1)             X      0    0
McMoran Exploration Co.                    Option         582411104      861    50,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.                    Option         582411104      861    50,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.                    Option         582411104    4,303   250,000 SH  CALL DEFINED(1)             X      0    0
SPDR Trust                                 Option         78462F103   48,300   423,200 SH  PUT  DEFINED(1)             X      0    0
SPDR Trust                                 Option         78462F103  419,085 3,672,000 SH  PUT  DEFINED(1)             X      0    0
Vistaprint                                 Option         G93762204      108     2,800 SH  CALL DEFINED(1)             X      0    0
Vistaprint                                 Option         G93762204      541    14,000 SH  CALL DEFINED(1)             X      0    0
SPDR  S&P Retail ETF                       Retail Shares  78464A714    1,506    36,000 SH  PUT  DEFINED(1)             X      0    0
                                           ETF


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.